Loans Receivable, Net - Non-Accrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 1,285	$ 9,074
Junior Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	4
One-to-Four Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	266	270
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	402	402
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	40	7,675
Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		208
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	111
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	3	3
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 459	$ 516